                                              1993 Act Registration No.  33-3920
                                             1940 Act Registration No.  811-4615

       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 6, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                          Pre-Effective Amendment No. _____
                           Post-Effective Amendment No. 20

                                        and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                                   Amendment No. 20

                          (Check appropriate box or boxes.)

                               FORTIS SERIES FUND, INC.
                  (Exact Name of Registrant as Specified in Charter)

                   500 BIELENBERG DRIVE, WOODBURY, MINNESOTA 55125
                (Address of Principal Executive Offices)   (Zip Code)

                                    (612) 738-4000
                 (Registrant's Telephone Number, including Area Code)

                       SCOTT R. PLUMMER, ESQ., ASST. SECRETARY
                   500 BIELENBERG DRIVE, WOODBURY, MINNESOTA 55125
                       (Name and Address of Agent for Service)

                                       Copy to:
                               Michael J. Radmer, Esq.
                                 Dorsey & Whitney LLP
                                220 South Sixth Street
                             Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

     X   immediately upon filing pursuant to paragraph (b) of Rule 485
    ---
         on  (specify date) pursuant to paragraph (b) of Rule 485
    ---
         75 days after filing pursuant to paragraph (a) of Rule 485
    ---
         on May 1, 1996, pursuant to paragraph (a) of Rule 485
    ---

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed by the Registrant on February 26, 1996.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A
                              (FORTIS SERIES FUND, INC.)

Item No. of
Form N-1A
---------
    CAPTION IN PROSPECTUS

1.  Cover Page                              Cover Page

2.  Synopsis                                (not included)

3.  Condensed Financial Information         Financial Highlights

4.  General Description of Registrant       Organization and Classification,
                                            The Separate Accounts and the
                                            Contracts, Investment Objectives
                                            and Policies; Risk Considerations

5.  Management of the Fund                  Management

5A. Management's Discussion of Fund
    Performance                             Financial Highlights

6.  Capital Stock and Other Securities      Capital Stock; Dividends and
                                            Capital Gains Distributions;
                                            Taxation

7.  Purchase of Securities Being Offered    Purchase and Redemption of Shares

8.  Redemption or Repurchase                Purchase and Redemption of Shares

9.  Pending Legal Proceedings               Not Applicable


                                  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page                              Cover Page (no caption)

11. Table of Contents                       Table of Contents

12. General Information and History         Organization and Classification

13. Investment Objectives and Policies      Investment Objectives and Policies

14. Management of the Fund                  Directors and Executive Officers

15. Control Persons and Principal Holders
    of Securities                           Capital Stock

16. Investment Advisory and Other Services  Investment Advisory and Other
                                            Services

17. Brokerage Allocation and Other
    Practices                               Portfolio Transactions and
                                            Allocation of Brokerage

18. Capital Stock and Other Securities      Capital Stock

19. Purchase, Redemption and Pricing
of Securities Being Offered                 Computation of Net Asset Value and
                                            Pricing; Redemption

20. Tax Status                              Taxation

21. Underwriters                            Underwriter

22. Calculation of Performance Data         Performance

23. Financial Statements                    Financial Statements

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION
               (AND ACCOMPANYING ANNUAL REPORT DATED DECEMBER 31, 1995)


Incorporated by reference to Part B of Registrant's Post-Effective Amendment Number 19, filed with the Securities and Exchange Commision in April, 1996. In addition, the following financial statements are submitted, in accordance with an undertaking previously given.

FORTIS SERIES FUND, INC.
VALUE SERIES
Schedule of Investments
September 30, 1996 (Unaudited)

COMMON STOCKS-84.87%

---------------------------------------------------------------------------------------
                                                                              Market
   Shares                                                      Cost(b)        Value(c)
   -------                                                   -----------    -----------
             ADVERTISING-PUBLIC RELATIONS-2.30%
    3,900    Interpublic Group of Companies, Inc.            $  180,506     $  184,275
                                                             -----------    -----------
             AEROSPACE AND EQUIPMENT-2.48%
      600    Boeing Co.                                          46,936         56,700
    2,700    McDonnell Douglas Corp.                            127,750        141,750
                                                             -----------    -----------
                                                                174,686        198,450
                                                             -----------    -----------
             AIR FREIGHT-2.47%
    2,500    Federal Express Corp. (a)                          191,600        198,125
                                                             -----------    -----------
             BANKS-1.56%
    2,400    Bank of New York Co., Inc.                          62,448         70,500
      600    Citicorp                                            48,749         54,375
                                                             -----------    -----------
                                                                111,197        124,875
                                                             -----------    -----------
             BROADCASTING-4.50%
    8,500    Comcast Corp., Special Class A                     144,266        130,687
    7,800    Tele-Communications, Inc. (a)                      135,809        116,512
    3,200    Viacom, Inc. Class B (a)                           125,960        113,600
                                                             -----------    -----------
                                                                406,035        360,799
                                                             -----------    -----------
             BROKERAGE AND INVESTMENT-0.61%
      750    Merrill Lynch & Co., Inc.                           46,292         49,219
                                                             -----------    -----------
             BUILDING MATERIALS-2.12%
    4,600    Owens Corning                                      178,946        169,625
                                                             -----------    -----------
             BUSINESS SERVICES AND SUPPLIES-2.06%
    3,700    Flightsafety International, Inc.                   163,843        165,112
                                                             -----------    -----------
             CHEMICALS-SPECIALTY-4.08%
    3,200    Mallinckrodt Group, Inc.                           122,855        133,200
    3,400    Sigma-Aldrich Corp.                                177,043        193,800
                                                             -----------    -----------
                                                                299,898        327,000
                                                             -----------    -----------
             DRUGS-2.76%
    1,800    Mylan Laboratories, Inc.                            36,859         30,825
    3,100    Schering-Plough Corp.                              179,769        190,650
                                                             -----------    -----------
                                                                216,628        221,475
                                                             -----------    -----------

                                             Page 1

             ELECTRONIC COMPONENTS-0.73%
    1,200    Solectron Corp. (a)                                 39,510         58,800
                                                             -----------    -----------
             ELECTRICAL EQUIPMENT-2.50%
    2,200    General Electric Co.                               178,763        200,200
                                                             -----------    -----------
             ELECTRONIC-CONTROLS AND EQUIPMENT-1.46%
    2,700    Cooper Industries, Inc.                            107,871        116,775
                                                             -----------    -----------
             ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-3.79%
    3,300    Avnet, Inc.                                        151,552        160,050
    6,200    Vishay Intertechnology, Inc. (a)                   131,143        143,375
                                                             -----------    -----------
                                                                282,695        303,425
                                                             -----------    -----------
             FINANCE SERVICES-0.48%
    1,300    H & R Block, Inc.                                   46,452         38,675
                                                             -----------    -----------
             FOOD-7.12%
    4,200    ConAgra, Inc.                                      182,169        206,850
    5,000    Sara Lee Corp.                                     163,607        178,750
    5,500    Sysco Corp.                                        174,323        184,937
                                                             -----------    -----------
                                                                520,099        570,537
                                                             -----------    -----------
             HEALTH CARE SERVICES-1.77%
    2,500    Columbia/HCA Healthcare Corp.                      130,638        142,187
                                                             -----------    -----------
             HOUSEHOLD PRODUCTS-2.07%
    1,700    Procter & Gamble Co.                               147,576        165,750
                                                             -----------    -----------
             METALS-MINING AND MISCELLANEOUS-1.95%
    3,900    Cleveland-Cliffs, Inc.                             151,180        156,000
                                                             -----------    -----------
             NATURAL GAS TRANSMISSIONS-2.35%
    3,700    Williams Companies, Inc.                           179,347        188,700
                                                             -----------    -----------
             OFFICE EQUIPMENT AND SUPPLIES-6.35%
    1,400    International Business Machines Corp.              137,741        174,300
    3,200    Pitney Bowes, Inc.                                 150,648        168,800
    3,100    Xerox Corp.                                        161,033        166,238
                                                             -----------    -----------
                                                                449,422        509,338
                                                             -----------    -----------
             OIL-CRUDE PETROLEUM AND GAS-5.67%
    2,700    Anadarko Petroleum Corp.                           144,324        150,863
    2,400    Exxon Corp.                                        196,921        199,800
    4,800    Union Texas Petroleum Holdings, Inc.                91,980        103,800
                                                             -----------    -----------
                                                                433,225        454,463
                                                             -----------    -----------
             OIL-REFINING-1.86%
    6,400    Lyondell Petrochemical Co.                         149,685        148,800
                                                             -----------    -----------
             PRECISION INSTRUMENTS-TEST, RESEARCH-2.47%
    2,200    Emerson Electric Co.                               185,238        198,275
                                                             -----------    -----------
             RAILROAD AND RAILROAD EQUIPMENT-2.53%
    2,400    Burlington Northern Santa Fe Corp.                 197,603        202,500
                                                             -----------    -----------


                                             Page 2


             REAL ESTATE-INVESTMENT TRUST-3.86%
    3,700    Developers Diversified Realty Corp.                115,048        118,863
    6,400    Kimco Realty Corp.                                 179,679        190,400
                                                             -----------    -----------
                                                                294,727        309,263
                                                             -----------    -----------
             RETAIL-DEPARTMENT STORES-4.18%
    4,200    Federated Department Stores, Inc. (a)              136,663        140,700
    4,000    May Department Stores Co.                          183,220        194,500
                                                             -----------    -----------
                                                                319,883        335,200
                                                             -----------    -----------
             RETAIL-SPECIALTY-5.30%
    6,700    AutoZone, Inc. (a)                                 190,875        194,300
    3,300    Home Depot, Inc.                                   177,882        187,688
    1,000    Lowe's Companies, Inc.                              34,803         40,875
       64    Payless ShoeSource, Inc. (a)                         1,765          2,152
                                                             -----------    -----------
                                                                405,325        425,015
                                                             -----------    -----------
             TEXTILE MANUFACTURING-1.34%
    3,900    Unifi, Inc.                                        106,369        107,250
                                                             -----------    -----------
             UTILITIES-TELEPHONE-2.15%
    3,300    AT & T Corp.                                       188,607        172,425
                                                             -----------    -----------
             TOTAL COMMON STOCKS                             $6,483,846     $6,802,533
                                                             -----------    -----------
                                                             -----------    -----------

PREFERRED STOCKS-1.93%

-------------------------------------------------------------------------------------
                                                                            Market
   Shares                                                     Cost(b)       Value(c)
   -------                                                   ---------    -----------
             PAPER-1.93%
    6,000    James River Corp. of Virginia Conv. Ser P
               Preferred                                    $  148,728     $  154,500
                                                            -----------    -----------
             Total Equity Investments                       $6,632,574     $6,957,033
                                                            -----------    -----------
                                                            -----------    -----------

SHORT-TERM INVESTMENTS-10.71%

--------------------------------------------------------------------------------
   Principal                                                     Market
    Amount                                                       Value(c)
   ---------                                                   -----------
               BANKS-0.76%
   $ 61,000    First Trust Money Market Variable Rate Time
                 Deposit, Current rate -- 5.21%                $   61,000
                                                               -----------
               DIVERSIFIED FINANCE-1.87%
    150,000    Associates Corp. Master Variable Rate Note,
                 Current rate -- 5.31%                            150,000
                                                               -----------
               U.S. GOVERNMENT AGENCY-8.08%
    200,000    Federal Home Loan Mortgage Corp., 5.30%,
                 11-13-1996                                       198,732
    450,000    Federal National Mortgage Assoc., 5.36%,
                 10-15-1996                                       449,010
                                                               -----------
                                                                  647,742
                                                               -----------
               TOTAL SHORT-TERM INVESTMENTS                    $  858,742
                                                               -----------
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $7,491,317)                                   $7,815,775
                                                               -----------
                                                               -----------

     (a) Presently not paying dividend income.

     (b) At September 30, 1996, the cost of securities for federal income tax purposes was $7,493,039 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

         Unrealized appreciation                      $408,173
         Unrealized depreciation                       (85,436)
         -----------------------------------------------------
         Net unrealized appreciation                  $322,734
         -----------------------------------------------------

     (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.


         Account H888 from Financial Statement                     943
         Total Net Assets from Financial Statement                 8,015,151

FORTIS SERIES FUND, INC.
S & P 500 INDEX SERIES
Schedule of Investments
September 30, 1996 (Unaudited)

COMMON STOCKS-98.71%

-----------------------------------------------------------------------------------------
                                                                                Market
   Shares                                                      Cost(b)         Value(c)
   -------                                                   ------------    ------------
             BASIC INDUSTRY-5.83%
      200    Air Products & Chemicals                        $    11,071     $    11,650
      200    Alco Standard Corp.                                  11,294           9,975
      800    Allied Signal, Inc.                                  47,907          52,700
      100    Armstrong World Industry                              5,579           6,237
      100    Ashland, Inc.                                         3,840           3,975
      100    Avery Dennison Corp.                                  5,440           5,550
      100    Ball Corp.                                            2,979           2,450
      100    Bemis, Inc.                                           3,140           3,387
      100    Boise Cascade Corp.                                   4,391           3,400
      400    Centex Corp.                                         12,291          13,050
      200    Champion International Corp.                          8,719           9,175
      200    Crown Cork & Seal                                     9,569           9,225
      600    Dow Chemical Co.                                     50,042          48,150
    1,300    Du Pont (E.I.) De Nemours                           104,261         114,725
      300    Eastman Chemical Co.                                 18,136          17,512
      700    Engelhard Corp.                                      15,324          16,100
      100    Fluor Corp.                                           6,803           6,150
      100    FMC Corp. (a)                                         6,766           6,787
      100    Foster Wheeler Corp.                                  4,566           4,375
      200    Georgia-Pacific Corp.                                14,194          15,825
      100    Goodrich (B.F.) Co.                                   3,918           4,512
      200    Grace (W.R.) & Co.                                   15,044          15,000
      200    Great Lakes Chemical                                 12,634          11,400
      400    Hercules, Inc.                                       22,765          21,900
      700    International Paper                                  27,695          29,750
      600    James River Corp. of Virginia                        15,720          16,575
      700    Kimberly Clark Corp.                                 52,581          61,687
      200    Louisiana Pacific Corp.                               4,784           4,550
      300    Masco Corp.                                           8,774           9,000
      200    Mead Corp.                                           11,171          11,725
    1,400    Monsanto Co.                                         43,417          51,100
      400    Morton International, Inc.                           14,681          15,900
      300    Nalco Chemical Co.                                   10,323          10,875
      700    Occidental Pete Corp.                                17,668          16,362
      100    Potlatch Corp.                                        4,229           3,875
      400    PPG Industries, Inc.                                 20,364          21,750


                                               Page 1


      400    Praxair, Inc.                                        15,558          17,200
      200    Rohm & Haas Co.                                      13,269          13,100
      100    Sherwin Williams Co.                                  4,465           4,637
      300    Sigma Aldrich Corp.                                  16,027          17,100
      600    Stone Container Corp.                                 8,320           9,375
      100    Temple Inland, Inc.                                   4,665           5,275
      100    Union Camp Corp.                                      4,978           4,887
      400    Union Carbide Corp. Holdings Co.                     18,333          18,250
      200    Westvaco Corp.                                        5,971           5,925
      500    Weyerhaeuser Co.                                     22,734          23,062
      100    Willamette Industries, Inc.                           6,025           6,550
                                                             ------------    ------------
                                                                 752,425         791,720
                                                             ------------    ------------
             CAPITAL SPENDING-21.60%
      300    3 Com Corp. (a)                                      12,705          18,019
      600    Advanced Micro Devices (a)                            7,970           8,850
      100    Alexander & Alexander                                 2,006           1,662
      100    Amdahl Corp. (a)                                        847             944
      400    Amp, Inc.                                            16,564          15,500
      100    Andrew Corp. (a)                                      3,850           4,987
      100    Apple Computer, Inc.                                  2,512           2,219
      300    Applied Materials, Inc. (a)                           9,855           8,287
      100    Autodesk, Inc.                                        3,942           2,587
    1,000    Automatic Data Processing                            40,709          43,625
      600    Bay Networks, Inc. (a)                               17,203          16,350
      100    Block H & R, Inc.                                     3,653           2,975
      800    Boeing Co.                                           69,708          75,600
      100    Briggs & Stratton Corp.                               4,379           4,437
      400    Browning Ferris Industries                           12,089          10,000
      100    Cabletron System, Inc. (a)                            6,653           6,825
      200    Case Corp.                                            9,771           9,750
      400    Caterpillar, Inc.                                    26,914          30,150
      400    Ceridian Corp. (a)                                   18,296          20,000
      100    Cincinnati Milacron                                   2,618           1,887
    1,600    Cisco Systems, Inc. (a)                              80,720          99,300
    1,000    Compaq Computer Corp. (a)                            50,026          64,125
      900    Computer Association International                   43,199          53,775
      100    Computer Sciences (a)                                 7,078           7,687
      200    Cooper Industries                                     7,919           8,650
      100    Crane Co.                                             4,168           4,437
      700    CUC International, Inc. (a)                          23,982          27,912
      100    Cummins Engine, Inc.                                  4,593           3,937
      200    Data General Corp. (a)                                2,512           2,800
      800    Deere & Co.                                          31,489          33,600
      200    Dell Computer Corp. (a)                              13,550          15,550
      100    Deluxe Corp.                                          3,153           3,775
      300    Digital Equipment Corp. (a)                          14,537          10,725
      300    Dover Corp.                                          14,073          14,325
      600    Dresser Industries, Inc.                             16,730          17,850
      400    DSC Communications (a)                               11,037          10,000
      300    Dun & Bradstreet                                     18,410          17,887
      900    E M C Corp./Mass (a)                                 18,481          20,362
      300    Eaton Corp.                                          17,415          18,112


                                               Page 2



      100    EG & G, Inc.                                          2,066           1,787
      400    Emerson Electric Co.                                 33,101          36,050
      600    First Data Corp.                                     45,528          48,975
      100    General Dynamics Corp.                                5,840           6,887
    4,100    General Electric Co.                                336,538         373,100
      100    General Signal Corp.                                  3,841           4,400
      200    Genuine Parts Co.                                     9,094           8,750
      100    Giddings & Lewis, Inc.                                1,875           1,187
      200    Grainger (W.W.), Inc.                                13,809          14,050
      300    Harnischfeger Industries                             12,274          11,325
      100    Harris Corp.                                          6,243           6,512
    2,500    Hewlett Packard Co.                                 116,410         121,875
      400    Honeywell, Inc.                                      21,133          25,250
      400    Illinois Tool Works, Inc.                            25,933          28,850
      200    Ingersoll Rand Co.                                    8,409           9,500
    2,200    Intel Corp.                                         158,295         209,962
      200    Intergraph Corp. (a)                                  2,300           2,200
    1,200    International Business Machines                     128,058         149,400
      100    Interpublic Group                                     4,728           4,725
      100    ITT Industries, Inc.                                  2,578           2,412
      100    Johnson Controls, Inc.                                6,904           7,500
    1,000    Laidlaw, Inc. ADR                                    10,038          11,000
      500    Lockheed Martin Corp.                                39,224          45,062
      300    LSI Logic Corp. (a)                                   8,302           6,975
      100    McDermott International, Inc.                         1,940           2,175
      700    McDonnell Douglas Corp.                              33,937          36,750
      400    Micron Technology, Inc.                              10,964          12,200
    1,500    Microsoft Corp. (a)                                 171,290         197,812
    1,300    Minnesota Mining & Manufacturing Co.                 85,122          90,837
    1,300    Motorola, Inc.                                       72,858          67,112
      600    National Semiconductor (a)                            8,990          12,075
      100    National Service Industry                             3,893           3,500
      900    Northern Telecom, Ltd.                               45,350          51,975
      200    Northrop Grumman Co.                                 13,772          16,050
      700    Novell, Inc. (a)                                      8,775           7,700
    1,800    Oracle System Corp. (a)                              63,639          76,612
      100    Owens Corning                                         4,040           3,687
      600    Pall Corp.                                           14,870          16,950
      200    Parker Hannifin Corp.                                 7,459           8,400
      100    Perkin Elmer Corp.                                    5,191           5,787
      300    Pitney Bowes, Inc.                                   14,315          15,825
      100    Raychem Corp.                                         7,556           7,500
      900    Raytheon Co.                                         47,446          50,062
      800    Rockwell International Corp.                         44,640          45,100
      100    Ryder System, Inc.                                    2,740           2,962
      100    Safety Kleen Corp.                                    1,440           1,650
      100    Scientific Atlanta                                    1,790           1,587
      500    Seagate Technology (a)                               26,155          27,937
      600    Service Corp. International                          15,773          18,150
      100    Shared Medical System Corp.                           6,355           5,700
      300    Silicon Graphics (a)                                  7,385           6,637
      300    Snap-On, Inc.                                         9,533           9,637


                                                  Page 3


      200    Stanley Works                                         6,266           5,625
      500    Sun Microsystem, Inc. (a)                            27,060          31,062
      600    Tandem Computers, Inc.(a)                             6,483           6,450
      100    Tektronix, Inc.                                       3,816           4,087
      200    Tellabs, Inc. (a)                                    11,178          14,125
      300    Texas Instruments, Inc.                              15,099          16,537
      200    Textron, Inc.                                        16,521          17,000
      200    Thomas & Betts Corp.                                  7,883           8,200
      100    Timken Co.                                            4,091           3,925
      100    Trinova Corp.                                         3,431           3,150
      200    TRW, Inc.                                            18,483          18,600
      500    Tyco International, Ltd., Class B                    19,924          21,562
      200    Unisys Corp.(a)                                       1,231           1,225
      300    United Technologies Corp.                            34,165          36,037
    1,200    WMX Technologies, Inc.                               37,942          39,450
      900    Xerox Corp.                                          42,525          48,262
                                                             ------------    ------------
                                                               2,651,153       2,934,863
                                                             ------------    ------------
             CONSUMER DISCRETIONARY-12.69%
      600    Albertsons, Inc.                                     23,305          25,275
      100    American Greetings Corp.                              2,775           2,862
      300    American Stores Co.                                  11,015          12,000
      100    Bally Entertainment Corp. (a)                         2,129           2,837
      400    Black & Decker Mfg. Co.                              15,817          16,600
      200    Brunswick Corp.                                       4,259           4,800
      100    Charming Shoppes, Inc. (a)                              519             600
    2,100    Chrysler Corp.                                       64,434          60,112
      200    Circuit City Stores                                   6,032           7,225
      400    Comcast Corp.                                         7,210           6,150
      300    Cooper Tire & Rubber                                  6,898           6,487
      200    Dana Corp.                                            6,207           6,050
      200    Darden Restaurant                                     2,706           1,725
      600    Dayton Hudson Corp.                                  17,290          19,800
      200    Dillard Department Stores                             7,119           6,450
    1,500    Disney (Walt) Co. Holdings                           92,348          95,062
      200    Donnelley (R.R.) & Sons                               6,956           6,450
      200    Dow Jones & Co., Inc.                                 7,796           7,400
      100    Echlin, Inc.                                          3,665           3,137
      700    Federated Department Store (a)                       24,073          23,450
      100    Fleetwood Enterprises                                 2,516           3,075
      200    Fleming Co., Inc.                                     3,108           3,475
    2,700    Ford Motor Co.                                       92,457          84,375
      300    Fruit of the Loom, Inc. (a)                           9,040           9,300
      400    Gannett, Inc.                                        27,344          28,150
    1,100    Gap, Inc.                                            33,368          31,762
      300    General Instruments Corp. (a)                         8,414           7,425
    2,200    General Motors Corp.                                114,343         105,600
      200    Giant Foods, Inc.                                     6,696           6,800
      300    Goodyear Tire & Rubber Co.                           14,824          13,837
      100    Great Atlantic & Pacific Tea Co.                      3,406           2,587
      200    Harcourt General, Inc.                                9,396          11,050
      100    Harland John H. Co.                                   2,691           3,000
      200    Harrah's Entertainment, Inc. (a)                      5,334           3,725


                                               Page 4


      100    Hasbro, Inc.                                          3,715           3,712
      500    HFS, Inc. (a)                                        32,030          33,437
      400    Hilton Hotels Corp.                                  10,429          11,350
    1,500    Home Depot, Inc.                                     79,031          85,312
      300    ITT Corp. (a)                                        18,173          13,087
      100    Jostens, Inc.                                         1,981           2,087
      100    King World Productions, Inc. (a)                      4,141           3,687
      900    Kmart Corp. (a)                                       9,731           9,225
      200    Knight-Ridder, Inc.                                   7,129           7,400
      200    Kroger Co. (a)                                        8,034           8,950
      500    Limited (The), Inc.                                  10,179           9,562
      400    Liz Claiborne, Inc.                                  13,693          14,900
      100    Longs Drug Stores, Inc.                               4,429           4,350
      500    Lowe's Companies, Inc.                               17,749          20,437
      100    Luby's Cafeterias, Inc.                               2,429           2,400
      200    Mariott International, Inc.                           9,784          11,025
    1,000    Mattel, Inc.                                         26,259          25,875
      900    May Department Stores Co.                            42,033          43,762
      400    Maytag Corp.                                          8,131           7,800
    1,900    McDonald's Corp.                                     90,464          90,012
      200    McGraw Hill Companies, Inc.                           9,224           8,525
      200    Melville Corp.                                        7,546           8,825
      100    Mercantile Stores Co., Inc.                           6,104           5,400
      100    Meredith Corp.                                        4,604           4,938
      200    Moore Corp., Ltd.                                     3,857           3,675
      100    Nacco Industries, Inc.                                6,116           4,775
      100    Navistar International Corp. (a)                      1,040             850
      200    New York Times Co.                                    5,982           6,750
      300    Nike, Inc., Class B                                  27,838          36,450
      300    Nordstrom, Inc.                                      13,000          11,400
      200    Outboard Marine Corp.                                 3,787           3,075
      100    Paccar, Inc.                                          4,600           5,475
      400    Penney (J.C.), Inc.                                  20,339          21,650
      100    Pep Boys Manny Moe & Jack                             3,328           3,563
      800    Price/Costco, Inc. (a)                               15,861          16,400
      200    Reebok International, Ltd.                            6,319           6,950
      200    Rite Aid Corp.                                        6,394           7,250
      100    Russell Corp.                                         2,818           3,225
      100    Ryans Family Steak (a)                                  925             763
    1,000    Sears Roebuch & Co.                                  46,367          44,750
      200    Shoneys, Inc. (a)                                     2,183           1,825
      100    Springs Industries, Inc., Class A                     4,416           4,450
      100    Stride Rite Corp.                                       904             900
      600    Supervalu, Inc.                                      16,833          16,500
      500    Sysco Corp.                                          16,149          16,813
      200    Tandy Corp.                                           8,894           8,075
    1,100    Tele Communications TCI Group, Inc. (a)              20,010          16,431
      300    Tenneco, Inc.                                        16,535          15,038
    1,200    Time Warner, Inc.                                    47,058          46,350
      200    Times Mirror Co., Class A                             8,369           8,900
      300    TJX Companies, Inc.                                   9,290          10,763
    1,000    Toys"R"US, Inc. (a)                                  27,009          29,125


                                           Page 5


      100    Tribune Co.                                           6,590           7,800
    1,400    US West Media Group (a)                              26,656          23,625
      200    V F Corp.                                            11,571          12,025
    1,100    Viacom, Inc., Class B (a)                            41,600          39,050
    5,800    Wal-Mart Stores, Inc.                               142,151         152,975
      400    Walgreen Co.                                         12,953          14,800
      300    Wendy's International, Inc.                           5,624           6,450
    1,200    Westinghouse Electric Co.                            21,706          22,350
      100    Whirlpool Corp.                                       5,553           5,063
      500    Winn Dixie Stores, Inc.                              17,324          17,438
      300    Woolworth Corp.(a)                                    6,024           6,188
                                                             ------------    ------------
                                                               1,716,485       1,724,626
                                                             ------------    ------------
             CONSUMER STAPLES-13.38%
      100    Alberto-Culver Co.                                    3,744           4,338
      500    American Brands, Inc.                                21,172          21,125
    1,200    Anheuser Busch Companies, Inc.                       42,427          45,150
    1,470    Archer-Daniels Midland                               26,140          28,298
      400    Avon Products, Inc.                                  18,528          19,850
      100    Brown Forman Corp.                                    4,041           3,913
      900    Campbell Soup Co.                                    61,871          70,200
      200    Clorox Co.                                           17,972          19,175
    6,200    Coca Cola Co.                                       283,188         315,425
      300    Colgate Palmolive Co.                                23,574          26,063
      600    Conagra, Inc.                                        25,226          29,550
      100    Coors Adolph Co., Class B                             1,818           2,194
      300    CPC International, Inc.                              20,486          22,463
    1,200    Eastman Kodak Co.                                    87,480          94,200
      100    Ecolab, Inc.                                          3,016           3,375
      500    General Mills, Inc.                                  28,760          30,188
    1,000    Gillette Co.                                         56,713          72,125
      900    Heinz (H.J.) Co.                                     29,849          30,375
      800    Hershey Foods Corp.                                  32,971          40,200
      200    International Flavors & Fragrance, Inc.               9,382           8,725
    3,400    Johnson & Johnson Co.                               161,976         174,250
      400    Kellogg Co.                                          29,604          27,550
      300    Newell Co.                                            8,423           9,000
    4,000    Pepsico, Inc.                                       127,328         113,000
    2,100    Philip Morris Co., Inc.                             197,396         188,475
      200    Pioneer Hi Bred International                        10,659          12,100
      100    Polaroid Corp.                                        4,592           4,400
    1,800    Procter & Gamble Co.                                159,571         175,500
      200    Quaker Oats Co.                                       7,009           7,325
      200    Ralston-Ralston Purina Group                         13,170          13,700
      700    Rubbermaid, Inc.                                     20,136          17,150
    1,400    Sara Lee Corp.                                       45,628          50,050
    1,000    Seagrams, Ltd.                                       33,719          37,375
      200    Tupperware Corp.                                      8,219           9,800
      400    Unilever N.V.                                        56,116          63,050
      400    UST, Inc.                                            13,114          11,850
      200    Whitman Corp.                                         4,857           4,625
      200    Wrigley Jr., William Co.                             10,945          12,050
                                                             ------------    ------------
                                                               1,710,820       1,818,182
                                                             ------------    ------------


                                                 Page 6


             ENERGY & RELATED-9.40%
      200    Amerada Hess Corp.                                   10,684          10,575
    1,500    Amoco Corp.                                         107,072         105,750
      500    Atlantic Richfield                                   61,060          63,750
      300    Baker Hughes, Inc.                                    9,411           9,113
      200    Burlington Resources, Inc.                            8,020           8,875
    1,800    Chevron Corp.                                       104,053         112,725
      200    Coastal Corp.                                         8,107           8,250
      100    Columbia Gas Systems, Inc.                            4,553           5,600
      200    Cons Natural Gas                                      9,770          10,725
      100    Eastern Enterprises                                   3,504           3,775
      700    Enron Corp.                                          27,961          28,525
      100    Enserch Corp.                                         1,628           2,088
    3,100    EXXON Corp.                                         258,270         258,075
      200    Halliburton Co.                                      11,172          10,325
      100    Helmerich & Payne                                     3,704           4,363
      100    Kerr-McGee Corp.                                      6,353           6,088
      200    Louisiana Land & Exploration Co.                     10,933          10,525
      900    Mobil Corp.                                         103,011         104,175
      100    Nicor, Inc.                                           2,704           3,375
      300    Noram Energy Corp.                                    3,086           4,463
      100    Oneok, Inc.                                           2,617           2,750
      200    Oryx Energy Co. (a)                                   3,020           3,550
      200    Pacific Enterprises                                   5,584           6,050
      400    PanEnergy Corp.                                      12,746          13,850
      100    Pennzoil Co.                                          4,329           5,288
      100    Peoples Energy Corp., and Rights                      3,129           3,400
    1,000    Phillips Pete Co.                                    40,697          42,750
      300    Rowan Companies, Inc. (a)                             4,665           5,588
    1,200    Royal Dutch Petroleum                               175,653         187,350
      600    Santa Fe Energy Resources (a)                         7,386           8,550
      700    Schlumberger, Ltd.                                   59,084          59,150
      300    Sonat, Inc.                                          12,678          13,275
      100    Sun Co., Inc.                                         2,903           2,300
    1,000    Texaco, Inc.                                         89,714          92,000
      700    Unocal Corp.                                         23,154          25,200
      900    USX-Marathon Group                                   18,645          19,463
      100    Western Atlas, Inc. (a)                               6,016           6,225
      200    Williams Companies, Inc.                              9,972          10,200
                                                             ------------    ------------
                                                               1,237,048       1,278,079
                                                             ------------    ------------
             FINANCE-13.93%
      344    Aetna, Inc.                                          24,639          24,209
      400    Ahmanson H F & Co.                                   10,467          11,200
    1,100    Allstate Corp.                                       47,744          54,175
    1,300    American Express Co.                                 60,995          60,125
      500    American General Corp.                               17,635          18,875
    1,100    American International Group, Inc.                  102,749         110,825
      200    Aon Corp.                                            10,510          10,850
    1,400    Banc One Corp.                                       52,001          57,400
    1,100    Bank New York, Inc.                                  29,640          32,313
      500    Bank of Boston Corp.                                 26,925          28,938
    1,000    BankAmerica Corp.                                    79,407          82,125


                                                Page 7


      200    Bankers Trust of New York Corp.                      15,159          15,725
      600    Barnett Banks, Inc.                                  18,724          20,250
      100    Beneficial Corp.                                      5,791           5,750
      400    Boatmens Bancshares                                  15,925          22,350
      900    Chase Manhattan Corp.                                61,069          72,113
      600    Chubb Corp.                                          28,040          27,600
      200    Cigna Corp.                                          22,234          23,975
    1,100    Citicorp                                             89,752          99,688
      300    Comerica, Inc.                                       12,849          15,450
      400    Corestates Financial Corp.                           15,730          17,300
      300    Dean Witter Discovery                                16,800          16,500
      300    Federal Home Loan Mortgage                           25,450          29,363
    2,600    Federal National Mortgage Association                84,525          90,675
      300    Fifth Third Bancorp                                  16,423          17,438
      200    First Bank System, Inc.                              11,657          13,375
      700    First Chicago NBD Corp.                              28,519          31,675
      500    First Union Corp.                                    30,542          33,375
    1,000    Fleet Financial Group, Inc.                          42,835          44,500
      200    General Re Corp.                                     29,584          28,350
      200    Golden West Financial                                10,847          11,675
      200    Great Western Financial Corp.                         4,622           5,300
      400    Green Tree Financial                                 13,357          15,700
      200    Household International Corp.                        14,357          16,450
      400    ITT Hartford Group                                   21,730          23,600
      200    Jefferson Pilot Corp.                                10,809          10,350
      100    Kaufman & Broad Home Corp.                            1,381           1,300
      400    KeyCorp.                                             15,527          17,600
      200    Lincoln National Corp.                                9,707           8,775
      200    Loews Corp.                                          14,957          15,475
      200    Marsh & McLennan Companies                           18,772          19,425
      500    MBNA Corp.                                           15,037          17,375
      500    Mellon Bank Corp.                                    28,535          29,625
      600    Merrill Lynch & Co.                                  37,713          39,375
      200    MGIC Investment Corp.                                12,607          13,475
      500    Morgan J. P. & Co., Inc.                             42,235          44,438
      300    Morgan Stanley Group                                 14,812          14,925
      700    National City Corp.                                  25,245          29,488
      900    Nationsbank Corp.                                    73,496          78,188
    1,100    Norwest Corp.                                        40,930          44,963
    1,100    PNC Financial Corp.                                  34,551          36,713
      200    Providian Corp.                                       8,622           8,600
      100    Pulte Corp.                                           2,692           2,563
      200    Republic New York Corp.                              12,697          13,825
      400    Safeco Corp.                                         13,596          14,000
      400    Salomon, Inc.                                        17,457          18,250
      200    St. Paul Companies, Inc.                             10,947          11,100
      600    Suntrust Banks, Inc.                                 22,261          24,600
      200    Torchmark Corp.                                       8,734           9,175
      100    Transamerica Corp.                                    7,516           6,988
    1,450    Travelers Group, Inc.                                64,568          71,231
      300    U S Bancorp                                          10,435          11,850
      100    UNUM Corp.                                            6,003           6,413


                                                Page 8


      100    US Life Corp.                                         2,806           3,000
      200    USF & G Corp.                                         3,245           3,700
      500    Wachavia Corp.                                       22,660          24,750
      200    Wells Fargo & Co.                                    46,810          52,000
                                                             ------------    ------------
                                                               1,756,596       1,892,747
                                                             ------------    ------------
             HEALTH CARE-9.38%
    2,000    Abbott Labs                                          86,709          98,500
      100    Allergan, Inc.                                        3,691           3,813
      100    Alza Corp. (a)                                        3,078           2,688
    1,500    American Home Products                               83,674          95,625
      800    Amgen, Inc. (a)                                      46,698          50,500
      100    Bard (C.R.), Inc.                                     3,578           3,113
      100    Bausch & Lomb                                         3,703           3,675
      900    Baxter International, Inc.                           40,358          42,075
      600    Becton Dickinson                                     24,249          26,550
      100    Beverly Enterprises (a)                               1,116           1,088
      600    Biomet, Inc.                                          9,566           9,825
      300    Boston Scientific Corp. (a)                          13,148          17,250
    1,200    Bristol Myers Squibb                                103,676         115,650
    1,100    Columbia/HCA Healthcare Corp.                        59,511          62,563
      200    Community Psychiatric Center (a)                      1,862           1,875
      400    Corning, Inc.                                        14,618          15,600
      200    Humana, Inc. (a)                                      5,181           4,050
    1,600    Lilly (Eli) & Co.                                    99,890         103,200
      100    Mallinckrodt Group, Inc.                              3,803           4,163
      100    Manor Care, Inc.                                      3,953           3,838
      700    Medtronic, Inc.                                      37,064          44,888
    3,200    Merck & Co., Inc.                                   206,331         225,200
      100    Millipore Corp.                                       4,442           3,950
    1,500    Pfizer, Inc.                                        105,450         118,688
    1,400    Pharmacia & Upjohn, Inc.                             58,805          57,750
    1,300    Schering Plough Corp.                                77,325          79,950
      100    St. Jude Medical, Inc. (a)                            3,775           4,038
      900    Tenet Healthcare Corp. (a)                           19,094          20,025
      200    U S Surgical Corp.                                    6,947           8,500
      300    United Healthcare                                    17,512          12,488
      500    Warner Lambert Co.                                   27,246          33,000
                                                             ------------    ------------
                                                               1,176,053       1,274,118
                                                             ------------    ------------
             METAL & MINING-1.28%
      700    Alcan Aluminium, Ltd.                                21,807          21,000
      692    Allegheny Teledyne, Inc.                             12,963          15,657
      300    Aluminum Company of America                          18,400          17,700
      100    Armco, Inc. (a)                                         541             450
      100    ASARCO, Inc.                                          3,381           2,663
      900    Barrick Gold Corp.                                   26,091          22,613
      400    Battle Mountain Gold Co.                              3,435           3,100
      100    Bethlehem Steel Corp. (a)                             1,328           1,000
      200    Cyprus Amax Mineral                                   5,107           4,300
      300    Echo Bay Mines, Ltd.                                  3,524           2,644
      500    Freeport-McMoran Copper & Gold, Inc.                 15,506          15,625
      300    Homestake Mining Co.                                  5,990           4,388
      200    Inco, Ltd.                                            6,434           6,150


                                                Page 9


      200    Inland Steel Industries, Inc.                         4,008           3,575
      200    Newmont Mining Corp.                                 10,920           9,450
      200    Nucor Corp.                                          11,009          10,150
      100    Phelps Dodge Corp.                                    6,803           6,413
      400    Placer Dome, Inc.                                    11,068           9,450
      100    Reynolds Metals Co.                                   5,928           5,113
      200    Santa Fe Pacific Gold Corp.                           3,034           2,500
      300    USX-US Steel Group, Inc.                              8,678           8,550
      100    Worthington Industries, Inc.                          2,000           2,000
                                                             ------------    ------------
                                                                 187,955         174,491
                                                             ------------    ------------
             TRANSPORTATION-1.52%
      300    AMR Corp. (a)                                        25,476          23,888
      300    Burlington Northern Santa Fe                         24,965          25,313
      100    Caliber System, Inc.                                  3,929           1,613
      200    Conrail, Inc.                                        14,147          14,475
      100    Cons Freightways, Inc.                                2,219           2,450
      600    CSX Corp.                                            29,201          30,300
      200    Delta Air Lines, Inc.                                14,997          14,400
      100    Federal Express Corp. (a)                             7,028           7,925
      400    Norfolk Southern Corp.                               34,071          36,550
      400    Southwest Airlines Co.                               10,659           9,150
      400    Union Pacific Corp.                                  27,779          29,300
      600    USAir Group, Inc. (a)                                10,671           9,900
      200    Yellow Corp. (a)                                      2,675           2,600
                                                             ------------    ------------
                                                                 207,817         207,864
                                                             ------------    ------------
             UTILITIES-9.70%
    1,000    Airtouch Communication (a)                           29,479          27,625
      500    Alltel Corp.                                         15,135          13,938
      500    American Electric Power, Inc.                        20,949          20,313
    1,700    Ameritech Corp.                                      94,242          89,463
    3,800    AT & T Corp.                                        225,658         198,550
      400    Baltimore Gas & Electric                             10,557          10,450
    1,400    Bell Atlantic Corp.                                  85,754          83,825
    2,400    Bellsouth Corp.                                      95,450          88,800
      400    Carolina Power and Light Co.                         14,554          13,800
      400    Central & South West Corp.                           11,204          10,400
      500    Cinergy Corp.                                        15,485          15,438
      600    Cons Edison Co. NY                                   17,597          16,650
      500    Dominion Resources, Inc.                             19,472          18,875
      300    DTE Energy Co.                                        9,301           8,400
      500    Duke Power Co.                                       24,835          23,313
    1,000    Edison International                                 16,567          17,875
      700    Entergy Corp.                                        18,833          18,900
      500    FPL Group, Inc.                                      22,268          21,625
      300    GPU, Inc.                                             9,951           9,225
    2,500    GTE Corp.                                           106,514          96,250
      800    Houston Industries, Inc.                             18,412          17,700
    1,600    MCI Communications Corp.                             44,439          41,000
      100    Niagara Mohawk Power                                    666             800
      200    Northern States Power Co.                             9,434           9,325
    1,000    Nynex Corp.                                          48,669          43,500
      500    Ohio Edison Co.                                      10,687           9,688


                                             Page 10


    1,200    Pacific Gas & Electric                               25,979          26,100
    1,100    Pacific Telesis Group                                37,536          36,988
    1,000    Pacificorp                                           21,166          20,625
      600    Peco Energy Co.                                      15,001          14,250
      600    PP&L Resources, Inc.                                 13,930          13,125
      700    Public Service Enterprise                            18,401          18,725
    1,500    SBC Communications                                   74,606          72,188
    1,500    Southern Co.                                         35,361          33,938
    1,400    Sprint Corp.                                         55,671          54,425
      600    Texas Utilities Co.                                  25,126          23,775
      600    Unicom Corp.                                         16,401          15,075
      200    Union Electric Co.                                    8,157           7,375
    1,300    US West Communications Group                         41,357          38,675
      800    Worldcom, Inc. (a)                                   19,710          17,100
                                                             ------------    ------------
                                                               1,404,514       1,318,092
                                                             ------------    ------------
             TOTAL COMMON STOCKS                             $12,800,866     $13,414,782
                                                             ------------    ------------
                                                             ------------    ------------

SHORT-TERM INVESTMENTS-1.74%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                       Value(c)
   ---------                                                   ------------
               INVESTMENT COMPANY-1.74%
    236,414    First American Prime Obligation Fund, Current
                 rate -- 5.06%                                     236,414
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $13,037,280)(b)                               $13,651,196
                                                               ------------
                                                               ------------

     (a) Presently not paying dividend income.
     (b) At September 30, 1996, the cost of securities for federal income tax purposes was $13,037,280 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

         Unrealized appreciation ................................$912,492
         Unrealized depreciation ...............................($298,576)
         ----------------------------------------------------------------
         Net unrealized depreciation/appreciation ...............$613,916
         ----------------------------------------------------------------

     (c) See Note a of accompanying Notes to Financial Statements regarding valuation of securities.
     (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.33% of net assets as of September 30, 1996.

FORTIS SERIES FUND, INC.
BLUE CHIP STOCK SERIES
Schedule of Investments
September 30, 1996 (Unaudited)



COMMON STOCKS-87.49%
----------------------------------------------------------------------------------------
                                                                               Market
   Shares                                                       Cost(b)        Value(c)
   -------                                                   -----------    ------------
             AEROSPACE AND EQUIPMENT-2.17%
    2,400    AlliedSignal, Inc.                                $140,610        $158,100
    1,000    Lockheed Martin Corp.                               80,592          90,125
                                                             -----------    ------------
                                                                221,202         248,225
                                                             -----------    ------------
             AUTOMOBILE AND MOTOR VEHICLE PARTS-0.14%
      500    Lear Corp. (a)                                      14,467          16,500
                                                             -----------    ------------
             BANKS-6.66%
    1,400    Banc One Corp.                                      51,529          57,400
      700    Bank of Boston Corp.                                34,708          40,512
    1,600    Chase Manhattan Corp.                              112,544         128,200
    1,100    Citicorp                                            88,594          99,687
    2,400    Mellon Bank Corp.                                  134,087         142,200
      800    NationsBank Corp.                                   65,311          69,500
      800    Northern Trust Corp.                                48,042          52,600
    2,900    Norwest Corp.                                      103,813         118,537
      200    Wells Fargo & Co.                                   52,181          52,000
                                                             -----------    ------------
                                                                690,809         760,636
                                                             -----------    ------------
             BEVERAGE-0.87%
      400    Coca-Cola Co.                                       16,781          20,350
    2,800    PepsiCo, Inc.                                       90,595          79,100
                                                             -----------    ------------
                                                                107,376          99,450
                                                             -----------    ------------
             BIOMEDICS, GENETICS RESEARCH AND
             DEVELOPMENT-0.61%
    1,100    Amgen, Inc. (a)                                     61,666          69,437
                                                             -----------    ------------
             BUSINESS SERVICES AND SUPPLIES-3.53%
    2,100    ADT, Ltd. (a)                                       37,979          40,162
    1,500    Catalina Marketing Corp. (a)                        61,227          79,875
    2,100    Ceridian Corp. (a)                                  96,707         105,000
    1,900    First Data Corp.                                   141,882         155,087
      800    Wallace Computer Services, Inc.                     23,124          22,600
                                                             -----------    ------------
                                                                360,919         402,724
                                                             -----------    ------------
             CHEMICALS-2.42%
    1,100    Du Pont (E.I.) de Nemours & Co.                     88,558          97,075
    1,500    Great Lakes Chemical Corp.                          98,262          85,500
      400    Hercules, Inc.                                      19,962          21,900
      700    Monsato Co.                                         20,342          25,550


                                    Page 1


    1,000    Union Carbide Corp. Holding Co.                     43,346          45,625
                                                             -----------    ------------
                                                                270,470         275,650
                                                             -----------    ------------
             COMPUTER-COMMUNICATIONS EQUIPMENT-1.85%
    1,300    3Com Corp. (a)                                      59,348          78,081
      800    Ascend Communications, Inc. (a)                     42,570          52,900
    1,300    Cisco Systems, Inc. (a)                             67,882          80,681
                                                             -----------    ------------
                                                                169,800         211,662
                                                             -----------    ------------
             COMPUTER-SOFTWARE-6.34%
    1,100    Adobe Systems, Inc.                                 38,465          40,975
    1,600    Automatic Data Processing, Inc.                     61,002          69,800
    1,500    BMC Software, Inc. (a)                              90,350         119,250
    1,100    Electronic Data Systems Corp.                       53,721          67,512
    1,300    Informix Corp. (a)                                  29,567          36,237
      600    Microsoft Corp. (a)                                 63,446          79,125
    2,000    National Data Corp.                                 71,100          87,250
    1,000    Oracle Corp. (a)                                    32,996          42,562
    1,400    Reynolds & Reynolds Co., Class A                    31,395          36,575
    2,400    Sungard Data Systems, Inc. (a)                      87,848         108,000
      800    Synopsys, Inc. (a)                                  28,458          36,900
                                                             -----------    ------------
                                                                588,348         724,186
                                                             -----------    ------------
             CONSUMER GOODS-0.23%
      300    Colgate-Palmolive Co.                               23,521          26,062
                                                             -----------    ------------
             CONTAINERS AND PACKAGING-0.57%
    1,400    Crown Cork & Seal Company Inc. (a)                  62,894          64,575
                                                             -----------    ------------
             DRUGS-4.97%
    1,500    American Home Products Corp.                        85,095          95,625
    2,200    Johnson & Johnson                                  104,720         112,750
      900    Lilly (Eli) & Co., Inc.                             55,539          58,050
      700    Merck & Co., Inc.                                   44,596          49,262
    2,100    Pfizer, Inc.                                       147,401         166,162
      600    Pharmacia and UpJohn, Inc.                          25,736          24,750
    1,000    Schering-Plough Corp.                               59,517          61,500
                                                             -----------    ------------
                                                                522,604         568,099
                                                             -----------    ------------
             ELECTRICAL EQUIPMENT-1.43%
    1,800    General Electric Co.                               145,086         163,800
                                                             -----------    ------------
             ELECTRIC PRODUCTS-0.99%
    1,800    Honeywell, Inc.                                     97,635         113,625
                                                             -----------    ------------
             ELECTRIC-COMPONENTS AND PARTS-1.26%
    3,000    Hubbell, Inc., Class B                             100,321         111,000
      900    Linear Technology Corp.                             29,498          33,187
                                                             -----------    ------------
                                                                129,819         144,187
                                                             -----------    ------------
             ELECTRONIC-CONTROLS AND EQUIPMENT-0.55%
    1,300    Hewlett-Packard Co.                                 60,102          63,375
                                                             -----------    ------------
             ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.84%
      900    Intel Corp.                                         69,437          85,894
    1,600    Maxim Integrated Products, Inc. (a)                 50,647          56,600
    2,000    Xilinx, Inc. (a)                                    62,380          68,000


                                    Page 2


                                                             -----------    ------------
                                                                182,464         210,494
                                                             -----------    ------------
             FINANCE SERVICES-8.03%
      750    Aames Financial Corp.                               18,940          37,781
      900    Advanta Corp., Class B                              43,887          38,475
    2,100    American Express Co.                                97,745          97,125
      800    Associates First Capital Corp., Class A
               (a)                                               25,909          32,800
    1,600    Federal Home Loan Mortgage Corp.                   137,266         156,600
    2,100    Federal National Mortgage Association               68,967          73,237
    1,600    Green Tree Financial Corp.                          52,981          62,800
    2,500    H & R Block, Inc.                                   68,374          74,375
      500    Household International, Inc.                       35,078          41,125
    3,600    Money Store, Inc. (The)                             90,596          95,400
    1,000    Student Loan Marketing Association                  72,412          74,625
    2,700    Travelers Group, Inc.                              117,609         132,637
                                                             -----------    ------------
                                                                829,764         916,980
                                                             -----------    ------------
             FOOD-4.23%
    2,300    Heinz (H.J.) Co.                                    76,077          77,625
    2,000    Interstate Bakeries Corp.                           67,755          73,000
    1,300    Nabisco Holdings Corp. Class A                      40,989          41,113
      800    Ralston -- RALSTON PURINA GROUP                     51,715          54,800
    1,700    Richfood Holdings, Inc.                             52,599          63,325
    1,900    Safeway, Inc.(a)                                    66,048          80,988
    2,600    Sara Lee Corp.                                      84,708          92,950
                                                             -----------    ------------
                                                                439,891         483,801
                                                             -----------    ------------
             FOREST PRODUCTS-0.40%
      700    Williamette Industries, Inc.                        42,381          45,850
                                                             -----------    ------------
             GLASS AND GLASS PRODUCTS, POTTERY-0.68%
    2,000    Corning, Inc.                                       71,922          78,000
                                                             -----------    ------------
             HEALTH CARE SERVICES-4.11%
    3,400    Apria Healthcare Group, Inc. (a)                    95,309          63,750
    2,200    Columbia/HCA Healthcare Corp.                      121,009         125,125
    1,200    Medic Computer Systems, Inc. (a)                    40,693          43,650
    1,300    PacifiCare Health Systems, Inc., Class B
               (a)                                              104,030         112,450
    1,600    United Healthcare Corp.                             92,755          66,600
    1,800    Vencor, Inc. (a)                                    51,327          58,050
                                                             -----------    ------------
                                                                505,123         469,625
                                                             -----------    ------------
             HOUSEHOLD PRODUCTS-1.63%
    1,000    Procter & Gamble Co.                                86,417          97,500
    1,800    Tupperware Corp. (a)                                76,312          88,200
                                                             -----------    ------------
                                                                162,729         185,700
                                                             -----------    ------------
             INSURANCE-4.48%
    1,900    Ace, Ltd.                                           83,808         100,463
      600    American International Group, Inc.                  56,463          60,450
    1,200    Berkley (W.R.) Corp.                                52,307          54,900
    1,700    Mid Ocean Ltd. (a)                                  67,726          72,463
    1,400    PMI Group, Inc.                                     60,967          74,375
    2,400    Travelers/Aetna Property Casualty Corp.
             Class A                                             64,265          66,000
    1,300    UNUM Corp.                                          78,431          83,363
                                                             -----------    ------------
                                                                463,967         512,014
                                                             -----------    ------------
             LEASING-0.11%


                                    Page 3


      600    Oxford Resources Corp., Class A (a)                 14,279          12,825
                                                             -----------    ------------
             LEISURE TIME-AMUSEMENTS-0.94%
    1,700    Disney (Walt) Co.                                  104,923         107,738
                                                             -----------    ------------
             MACHINERY-0.96%
    2,200    Teleflex, Inc.                                     102,186         109,175
                                                             -----------    ------------
             MACHINERY-OIL AND WELL-0.59%
    1,300    Halliburton Co.                                     73,764          67,113
                                                             -----------    ------------
             MACHINERY-TOOLS-0.80%
    2,200    Danaher Corp.                                       83,053          91,025
                                                             -----------    ------------
             MEDICAL SUPPLIES-0.59%
    1,700    Millipore Corp.                                     67,498          67,150
                                                             -----------    ------------
             MEDICAL TECHNOLOGY-1.38%
    1,300    Boston Scientific Corp. (a)                         58,760          74,750
    1,300    Medtronic, Inc. (and rights)                        71,227          83,363
                                                             -----------    ------------
                                                                129,987         158,113
                                                             -----------    ------------
             METALS-FABRICATING-0.47%
    1,800    Newell Co.                                          49,326          54,000
                                                             -----------    ------------
             MISCELLANEOUS-2.43%
    1,100    Deluxe Corp.                                        36,480          41,525
    1,400    Eastman Kodak Co.                                  103,180         109,900
    1,100    Jones Apparel Group, Inc. (a)                       57,191          70,125
    1,300    Tyco International, Ltd.                            52,796          56,063
                                                             -----------    ------------
                                                                249,647         277,613
                                                             -----------    ------------
             OFFICE EQUIPMENT AND SUPPLIES-1.82%
    1,600    Alco Standard Corp.                                 80,073          79,800
      800    International Business Machines Corp.               84,687          99,600
    1,300    Silicon Graphics, Inc. (a)                          30,188          28,763
                                                             -----------    ------------
                                                                194,948         208,163
                                                             -----------    ------------
             OIL AND GAS FIELD SERVICES-2.02%
    1,800    BJ Services Co. (a)                                 63,331          65,250
    1,700    Cooper Cameron Corp. (a)                            75,175          97,538
      800    Schlumberger, Ltd.                                  66,224          67,600
                                                             -----------    ------------
                                                                204,730         230,388
                                                             -----------    ------------
             OIL-CRUDE PETROLEUM AND GAS-1.69%
      800    British Petroleum Co. plc ADR                       86,049         100,000
      800    Mobil Corp.                                         90,799          92,600
                                                             -----------    ------------
                                                                176,848         192,600
                                                             -----------    ------------
             OIL-REFINING-0.78%
      700    Atlantic Richfield Co.                              83,694          89,250
                                                             -----------    ------------
             PAPER-1.16%
    1,500    Kimberly-Clark Corp.                               112,735         132,188
                                                             -----------    ------------
             PHARMACEUTICALS-0.91%
    1,700    SmithKline Beecham plc ADR                          88,827         103,488


                                    Page 4


                                                             -----------    ------------
             PRECISION INSTRUMENTS-TEST, RESEARCH-0.55%
      700    Emerson Electric Co.                                57,972          63,088
                                                             -----------    ------------
             RAILROAD AND RAILROAD EQUIPMENT-0.59%
      800    Burlington Northern Santa Fe Corp.                  66,167          67,500
                                                             -----------    ------------
             RESTAURANTS AND FRANCHISING-0.83%
    2,000    McDonald's Corp.                                    95,161          94,750
                                                             -----------    ------------
             RETAIL-DEPARTMENT STORES-1.23%
    2,600    Federated Department Stores, Inc. (a)               85,403          87,100
    1,500    Kohl's Corp. (a)                                    48,167          54,000
                                                             -----------    ------------
                                                                133,570         141,100
                                                             -----------    ------------
             RETAIL-ELECTRIC PRODUCTS, RADIO, TV,
             AUDIO-0.38%
    1,200    Circuit City Stores, Inc.                           37,803          43,350
                                                             -----------    ------------
             RETAIL-MISCELLANEOUS-0.95%
    3,700    Revco D.S., Inc. (a)                                98,648         108,688
                                                             -----------    ------------
             RETAIL-SPECIALTY-2.20%
    1,400    CUC International, Inc. (a)                         46,002          55,825
    2,900    Eckerd Corp. (a)                                    65,212          81,200
    1,300    General Nutrition Companies, Inc. (a)               32,942          22,831
    1,600    Home Depot, Inc.                                    80,699          91,000
                                                             -----------    ------------
                                                                224,855         250,856
                                                             -----------    ------------
             STEEL AND IRON-0.40%
      900    Nucor Corp.                                         44,174          45,675
                                                             -----------    ------------
             TELECOMMUNICATION EQUIPMENT-0.44%
    2,000    Ericsson (L.M.) Telephone Co., Class B ADR          43,044          50,750
                                                             -----------    ------------
             TOBACCO-0.79%
    1,000    Philip Morris Companies, Inc.                       93,124          89,750
                                                             -----------    ------------
             UTILITIES-TELEPHONE-2.02%
      700    AT & T Corp.                                        43,334          36,575
    1,000    MCI Communications Corp.                            27,214          25,625
    1,600    SBC Communications, Inc.                            77,186          77,000
    2,700    Vodafone Group plc ADR                              99,806          92,138
                                                             -----------    ------------
                                                                247,540         231,338
                                                             -----------    ------------
             WASTE DISPOSAL-0.47%
    1,700    U.S.A. Waste Services, Inc. (a)                     46,015          53,550
                                                             -----------    ------------
             TOTAL COMMON STOCKS                             $9,149,477     $ 9,995,881
                                                             -----------    ------------
                                                             -----------    ------------



SHORT-TERM INVESTMENTS-12.70%
----------------------------------------------------------------------------------------
   Principal                                                                  Market
    Amount                                                                    Value
   ---------                                                                ------------
               INVESTMENT COMPANY-1.13%


                                    Page 5


    128,938    First American Prime Obligation Fund, Current
                 rate -- 5.16%                                                  128,938
                                                                            ------------
               ENTERTAINMENT-2.62%
    300,000    Walt Disney Co., 5.46%, 10-18-1996                               299,198
                                                                            ------------
               FINANCE COMPANIES-4.27%
    210,000    Ciesco L.P., 5.40%, 10-9-1996                                    209,723
    180,000    Ford Motor Credit Co., 5.45%, 10-28-1996                         179,252
    100,000    Unilever Capital Corp., 5.48%, 10-28-1996                         99,583
                                                                            ------------
                                                                                488,558
                                                                            ------------
               INDUSTRIAL-0.87%
    100,000    Heinz (H.J.) Co., 5.46%, 10-24-1996                               99,643
                                                                            ------------
               RETAIL-MISCELLANEOUS-1.75%
    200,000    Home Depot, Inc., 5.40%, 10-1-1996                               199,970
                                                                            ------------
               UTILITIES-TELEPHONE-2.06%
    235,000    GTE North, Inc., 5.43%, 10-3-1996                                234,895
                                                                            ------------
               TOTAL SHORT-TERM INVESTMENTS                                 $ 1,451,202
                                                                            ------------
                                                                            ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $10,600,679)                                               $11,447,083
                                                                            ------------
                                                                            ------------

(a) Presently not paying dividend income.

(b) At September 30, 1996, the cost of securities for federal income tax purposes was $10,604,163 and the aggregate gross unrealized appreciation and depreciation based on that cost was:
    Unrealized appreciation        .................     $976,348
    Unrealized depreciation        .................     (133,428)
    --------------------------------------------------------------
    Net unrealized appreciation    .................     $842,920
    --------------------------------------------------------------
(c) See Note 1 of accompanying Notes to Financial Statements regarding valuations of securities.
(d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.26% of net assets as of September 30, 1996

FORTIS SERIES FUND, INC.
VALUE SERIES
STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996

-------------------------------------------------------------------------------


ASSETS
  Investments in securities at
    market (cost $7,491,316)                            (Note 1)    $ 7,815,775
  Cash on deposit with custodian                                        145,359
  Receivables:
    Interest and dividends                                               12,063
    Subscriptions of capital stock                                       47,645
  Prepaid expenses                                                          544
                                                                    -----------
TOTAL ASSETS                                                          8,021,386
                                                                    -----------
LIABILITIES
  Payable for investment advisory and
    management fees                                     (Note 2)          4,194
  Accounts payable and accrued
    expenses                                                              2,041
                                                                    -----------
TOTAL LIABILITIES                                                         6,235
                                                                    -----------
NET ASSETS
  Net proceeds of capital stock, par
    value $.01 per share- authorized
    20,000,000,000 shares; outstanding
    745,062 shares                                                    7,635,823
  Unrealized appreciation of
    investments                                                         324,459
  Undistributed net investment income                                    31,477
  Accumulated net realized gain from
    sale of investments                                                  23,392
                                                                    -----------
TOTAL NET ASSETS                                                    $ 8,015,151
                                                                    -----------
                                                                    -----------
NET ASSET VALUE PER SHARE                                                $10.76
                                                                    -----------
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS VAlUE SERIES
STATEMENT OF OPERATIONS

For the Six-Month Period Ended September 30, 1996

-------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income                                                 $    17,528
    Dividend income                                                      32,696
                                                                    -----------
  Total Income                                                           50,224
                                                                    -----------
  Expenses:
    Investment advisory and management
     fees                                               (Note 2)         13,494
    Legal and auditing fees                             (Note 2)          3,482
    Custodian fees                                                        1,331
    Shareholders' notices and reports                                       194
    Registration fees                                                        35
    Directors' fees and expenses                                            129
    Other                                                                    82
                                                                    -----------
  Total expenses                                                         18,747
                                                                    -----------
NET INVESTMENT INCOME                                                    31,477
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 1):
  Net realized gain from security
    transactions                                                         23,392
  Net change in unrealized appreciation
    of investments                                                      324,459
                                                                    -----------
NET GAIN ON INVESTMENTS                                                 347,851
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                     $   379,328
                                                                    -----------
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS VALUE SERIES
STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------
                                                             FOR THE FIVE-MONTH
                                                                PERIOD ENDED
                                                             SEPTEMBER 30, 1996
                                                                 (UNAUDITED)
                                                              -----------------

OPERATIONS
  Net investment income                                             $    31,477
  Net realized gain on investments                                       23,392
  Net change in unrealized appreciation
    of investments                                                      324,459
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                         379,328
                                                                    -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sales of 748,886 shares                               7,674,441
  Less cost of repurchase of 3,824 shares                               (38,618)
                                                                    -----------
NET INCREASE OF 745,062 SHARES                                        7,635,823
                                                                    -----------
TOTAL INCREASE IN NET ASSETS                                          8,015,151

NET ASSETS:
  Beginning of period                                                         0
                                                                    -----------
  End of period (includes undistributed
    net investment income of $31,477)                               $ 8,015,151
                                                                    -----------
                                                                    -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SERIES FUND, INC.
S & P 500 INDEX SERIES
STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996

--------------------------------------------------------------------------------
ASSETS
  Investments in securities at
    market (cost $13,037,280)                     (Note 1)          $ 13,651,196
  Receivables:
    Interest and dividends                                                23,819
    Subscriptions of capital stock                                        65,854
  Deferred registration costs                                                 34
  Prepaid expenses                                                         5,483
                                                                   -------------
TOTAL ASSETS                                                          13,746,386
                                                                   -------------
LIABILITIES
  Payable for investment securities
    purchased                                                            150,417
  Payable for investment advisory and
    management fees                               (Note 2)                 4,215
  Accounts payable and accrued
    expenses                                                               1,531
                                                                   -------------
TOTAL LIABILITIES                                                        156,163
                                                                   -------------
NET ASSETS
  Net proceeds of capital stock, par
    value $.01 per share- authorized
    20,000,000,000 shares; outstanding
    1,272,890 shares                                                  12,900,019
  Unrealized appreciation of
    investments                                                          613,916
  Undistributed net investment income                                     75,483
  Accumulated net realized gain from
    sale of investments                                                      805
                                                                   -------------
TOTAL NET ASSETS                                                    $ 13,590,223
                                                                   -------------
                                                                   -------------
NET ASSET VALUE PER SHARE                                                 $10.68
                                                                   -------------
                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS S & P 500 INDEX SERIES
STATEMENT OF OPERATIONS

For the Six-Month Period Ended September 30, 1996

--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income                                                    $   6,002
    Dividend income                                                       93,520
                                                                      ----------
  Total Income                                                            99,522
                                                                      ----------
  Expenses:
    Investment advisory and management
     fees                                         (Note 2)                16,675
    Legal and auditing fees                       (Note 2)                 3,544
    Custodian fees                                                         1,331
    Shareholders' notices and reports                                        194
    Registration fees                                                          3
    Directors' fees and expenses                                             112
    Other                                                                  2,180
                                                                      ----------
  Total expenses                                                          24,039
                                                                      ----------
NET INVESTMENT INCOME                                                     75,483
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (NOTE 1):
  Net realized gain from security
    transactions                                                             805
  Net change in unrealized appreciation
    of investments                                                       613,916
                                                                      ----------
NET GAIN ON INVESTMENTS                                                  614,721
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                        $ 690,204
                                                                      ----------
                                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS S & P INDEX SERIES
Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                                    FOR THE
                                                                  FIVE-MONTH
                                                                 PERIOD ENDED
                                                                 SEPTEMBER 30,
                                                                     1996
                                                                  (UNAUDITED)
                                                                 -------------
OPERATIONS
  Net investment income                                          $     75,483
  Net realized gain on investments                                        805
  Net change in unrealized appreciation
    of investments                                                    613,916
                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                       690,204
                                                                 -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sales of 1,283,045 shares                          13,006,593
  Less cost of repurchase of 10,155 shares                           (106,574)
                                                                 -------------
NET INCREASE OF 1,272,890 SHARES                                   12,900,019
                                                                 -------------
TOTAL INCREASE IN NET ASSETS                                       13,590,223
NET ASSETS:
  Beginning of Period                                                       0
                                                                 -------------
  End of period (includes undistributed
    net investment income of $75,483)                            $ 13,590,223
                                                                 -------------
                                                                 -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SERIES FUND, INC.
BLUE CHIP STOCK SERIES
STATEMENT OF ASSETS AND LIABILITIES

September 30, 1996

-------------------------------------------------------------
ASSETS
  Investments in securities at
    market (cost $10,600,679)          (Note 1)  $ 11,447,083
  Receivables:
    Investment securities sold                         5,168
    Interest and dividends                            10,990
    Subscriptions of capital stock                    28,316
  Prepaid expenses                                     2,575
                                                -------------
TOTAL ASSETS                                      11,494,132
                                                -------------
LIABILITIES
  Payable for investment securities
    purchased                                         59,150
  Payable for investment advisory and
    management fees                    (Note 2)        7,783
  Accounts payable and accrued
    expenses                                           1,530
                                                -------------
TOTAL LIABILITIES                                     68,463
                                                -------------
NET ASSETS
  Net proceeds of capital stock, par
    value $.01 per share- authorized
    20,000,000,000 shares; outstanding
    1,044,433 shares                              10,547,291
  Unrealized appreciation of
    investments                                      846,404
  Undistributed net investment income                 35,501
  Accumulated net realized loss from
    sale of investments                               (3,527)
                                                -------------
TOTAL NET ASSETS                                $ 11,425,669
                                                -------------
                                                -------------
NET ASSET VALUE PER SHARE                             $10.94
                                                -------------
                                                -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BLUE CHIP STOCK SERIES
STATEMENT OF OPERATIONS

For the Six-Month Period Ended September 30, 1996
----------------------------------------------------------


NET INVESTMENT INCOME:
  Income
    Interest income                             $  27,831
    Dividend income                                45,484
                                                ---------
  Total Income (Net of foreign
    withholding taxes of $443)                     73,315
                                                ---------
  Expenses:
    Investment advisory and management
     fees                              (Note 2)    32,750
    Legal and auditing fees            (Note 2)     3,372
    Custodian fees                                  1,331
    Shareholders' notices and reports                 193
    Directors' fees and expenses                      112
    Other                                              56
                                                ---------
  Total expenses                                   37,814
                                                ---------
NET INVESTMENT INCOME                              35,501
                                                ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized loss from security
    transactions                                   (3,527)
  Net change in unrealized appreciation
    of investments                                846,404
                                                ---------
NET GAIN ON INVESTMENTS                           842,877
                                                ---------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 $ 878,378
                                                ---------
                                                ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SERIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------
                                                   FOR THE
                                                 FIVE-MONTH
                                                PERIOD ENDED
                                                SEPTEMBER 30,
                                                    1996
                                                 (UNAUDITED)
                                                -------------
OPERATIONS
  Net investment income                         $     35,501
  Net realized gain (loss) on
    investments                                       (3,527)
  Net change in unrealized appreciation
    of investments                                   846,404
                                                ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                      878,378
                                                ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sales of 1,191,410 shares         12,019,677
  Less cost of repurchase of 146,977
    shares                                        (1,472,386)
                                                ------------
NET INCREASE OF 1,044,433 SHARES                  10,547,291
                                                ------------
TOTAL INCREASE IN NET ASSETS                      11,425,669
NET ASSETS:
  Beginning of period                                      0
  End of period (includes undistributed         ------------
    net investment income of $35,501            $ 11,425,669
                                                ------------
                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            FORTIS SERIES FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS



1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

The fund is an open-end management investment company which currently is comprised of fifteen separate investment portfolios and series of capital stock three of which are in this report: Value Series, S & P 500 Series, and Blue Chip Stock Series. Each Series has different investment objectives and its own investment portfolio and net asset value. The investment objectives of the Series, which can be changed at any time without the approval of Contract owners, are as follows:

* The primary objective of the "Value Series" is short and long-term capital appreciation. Current income is only a secondary objective. The Series invests primarily in equity securities and selects stocks based on the "value" philosophy.
* The objective of the "S & P 500 Series" is to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index primarily through investments in equity securities.
* The primary investment objective of the "Blue Chip Stock Series" is to provide long-term growth of capital.
     Current income is a secondary objective, and many of the stocks in the portfolio are expected to pay dividends.

The Articles of Incorporation of Fortis Series Fund, Inc., permits the Board of Directors to create additional portfolios in the future.

Shares of the funds will not be sold directly to the public, but sold only to Fortis Benefits Insurance Company or First Fortis Life separate accounts in connection with variable insurance contracts and policies.

The inception of Value Series, S & P 500 Series, and Blue Chip Stock Series was March 28, 1996 and commencement of operations was May 1, 1996.

The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price; listed securities and over-the-counter securities for which no sale was reported and securities traded in the over-the-counter market are valued at the last reported bid price. Long-term debt securities are valued at current market prices on the basis of valuations furnished by an independent pricing service. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS:
Delivery and payment for securities that have been purchased by all portfolios on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of September 30, 1996 none of the portfolios had outstanding when-issued or forward commitments.


SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Security transactions for Value Series are accounted for on the trade date. S & P 500 Index Series and Blue Chip Stock Series account for security transactions on Trade Date +1. Dividend income is recorded on the ex-dividend date for all funds. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

For the period ended September 30, 1996, the cost of purchases and proceeds from sales of securities (other than short-term securities) for the portfolios were as follows:
                                        Cost of                      Proceeds
                                       Purchases                    from Sales
Value Series                           7,229,068                     619,886
S & P 500 Index Series                12,835,955                      35,894
Blue Chip Stock Series                 9,807,537                     654,533

FEDERAL TAXES:
The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. For tax purposes, each portfolio is a single taxable entity. On a calendar year basis, each portfolio intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes.

Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the recognition of market discount, realized gain (loss) from foreign currency transactions as ordinary income (loss) for tax purposes and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for federal income tax purposes.


INCOME AND CAPITAL GAINS DISTRIBUTIONS:
The portfolios intend to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

2.   PAYMENTS TO RELATED PARTIES:
Fortis Advisers, Inc.,(Advisers), is the investment adviser for each series. Investment advisory and management fees are based on each series' average daily net assets and decrease in reduced percentages as average daily net assets increase.

The following chart represents the annual fee percentages:

                                                                 Annual
                                                           Investment Advisory
Series              Average Net Assets                     and Management Fee

Value Series        For the first $100 million                     .7%
                    For assets over $100 million                   .6%
 S & P 500
Index Series        For all assets                                 .4%

 Blue Chip          For the first $100 million                     .9%
Stock Series        For assets over $100 million                   .85%

The S & P 500 Index Series and Blue Chip Stock Series, have retained sub-advisers under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of each portfolio, subject to the general control of Advisers and the Board of Directors of Fortis Series Fund, Inc. Pursuant to the sub-advisory agreements, each sub-adviser will regularly provide its respective portfolio with investment research, advice and supervision and furnish continuously an investment program for each portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

From its advisory fee, Advisers pays the following fees to each of the sub-advisers:



S & P 500         The Dreyfus           For all levels of assets          .17%
Series            Corporation
Blue Chip         T. Rowe Price         For the first $100 million        .50%
Stock Series      Associates, Inc.      For assets over $100 million      .45%


For the period ended September 30, 1996, legal fees and expenses were paid as follows to a law firm of which the secretary of the fund is a partner.


Series                                                Amount

Value Series                                         $ 3,122
S & P 500 Series                                       3,122
Blue Chip Stock Series                                 3,123

3.   FINANCIAL HIGHLIGHTS:

Selected per share historical data for each of the Series is presented based upon weighted average fund shares outstanding.

Value Series                                 1996*

Net asset value,
  beginning of period                       $10.27
Operations:
  Investment income-net                        .08
  Net realized and unrealized
  gains (losses) on
  investments                                  .41
Total from operations                          .49
Distribution to shareholders:
  From investment income-net                    --
  From net realized gains                       --
Total distributions                             --

Net asset value, end of period              $10.76

Total Return@                                 4.75%
Net assets end of period
  (000s omitted)                            $8,015
Ratio of expenses to
  average daily net assets                     .85%**
Ratio of net investment
  income to average daily
  net assets                                  1.43%**
Portfolio turnover rate                         17%
Average commission rate paid                $.0476***

* For the Period May 1, 1996(commencement of operations) to September 30, 1996. The portfolio's inception was March 28, 1996, when it was initially capitalized. However, the portfolio's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1996. Supplementary information is not presented for the period from March 28, 1996, through May 1, 1996, as the portfolio's shares were not registered during that period.
**   Annualized.
*** In accordance with rules adopted by the Securities and Encahnge Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.
@    These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions.

Selected per share historical data for each of the Series is presented based upon weighted average fundshares outstanding.

                                  Year Ended December 31,
S & P 500 Index Series                       1996*
Net asset value,
  beginning of period                       $10.09
Operations:
  Investment income-net                        .08
  Net realized and unrealized
  gains (losses) on
  investments                                  .51
Total from operations                          .59
Distribution to shareholders:
  From investment income-net                    --
  From net realized gains                       --
  Total distributions to
  shareholders                                  --
Net asset value, end of period              $10.68
Total Return@                                 5.81%
Net assets end of period
  (000s omitted)                           $13,590
Ratio of expenses to
  average daily net assets                     .54%**
Ratio of net investment
  income to average daily
  net assets                                  1.69%**
Portfolio turnover rate                        .47%
Average commission rate paid                $.0420***


* For the Period May 1, 1996(commencement of operations) to September 30, 1996. The portfolio's inception was March 28, 1996, when it was initially capitalized. However, the portfolio's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1996. Supplementary information is not presented for the period from March 28, 1996, through May 1, 1996, as the portfolio's shares were not registered during that period.
**   Annualized.
*** In accordance with rules adopted by the Securities and Encahnge Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

@    These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions.

Selected per share historical data for each of the Series is presented based upon weighted average fundshares outstanding.

                                  Year Ended December 31,
Blue Chip Stock Series                       1996*
Net asset value,
  beginning of period                       $10.07
Operations:
  Investment income-net                        .05
  Net realized and unrealized
  gains (losses) on investmen                  .82
 Total from operations                         .87
Distribution to shareholders:
  From investment income-net                    --
  From net realized gains                       --
Total distributions to shareholders             --
Net asset value, end of period              $10.94
Total Return@                                 8.63%
Net assets end of period
  (000s omitted)                           $11,426
Ratio of expenses to
  average daily net assets                     .98%**
Ratio of net investment
  income to average daily
  net assets                                   .92%**
Portfolio turnover rate                          9%
Average commission rate paid                $.0353***

* For the Period May 1, 1996(commencement of operations) to September 30, 1996. The portfolio's inception was March 28, 1996, when it was initially capitalized. However, the portfolio's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1996. Supplementary information is not presented for the period from March 28, 1996, through May 1, 1996, as the portfolio's shares were not registered during that period.
**   Annualized.
*** In accordance with rules adopted by the Securities and Exchange Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.
@    These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions.

PART  C - OTHER INFORMATION

ITEM 24.(A)     FINANCIAL STATEMENTS:

The following financial statements are included in the registration statement:

     Financial Statements included in Part A:

          Condensed Financial Information

     Financial Statements included in Part B:

          All financial statements required by Part B were incorporated by reference to Registrant's 1995 Annual Report to Shareholders.

ITEM 24.(B)    EXHIBITS:

(1)  Copy of the charter as now in effect;

          a) Amended and Restated Articles of Incorporated (Incorporated by reference to Post-Effective Amendment Number 18 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 16, 1996)

          b) Certificate of Designation of Series G Common Shares, Series H Common Shares, and Series I Common Shares (Incorporated by reference to Post-Effective Amendment Number 18 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 16, 1996)

          c) Certificate of Designation of Series J Common Shares, Series K Common Shares, and Series L Common Shares (Incorporated by reference to Post-Effective Amendment Number 18 to the Registrant's's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 16, 1996)

          d) Certificate of Designation of Series M Common Shares, Series N Common Shares, and Series O Common Shares (Incorporated by reference to Post-Effective Amendment Number 19 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 1996)

(2)  Copies of the existing by-laws or instruments corresponding thereto;

          Form of Amended and Restated Bylaws (Incorporated by reference to Post-Effective Amendment Number 18 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchanged Commission on February 16, 1996)

(3) Copies of any voting trust agreement with respect to more than 5 percent of any class of equity securities of the Registrant;

          Inapplicable

(4) Specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

          Inapplicable

(5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          a) Form of Investment Advisory and Management Agreement by and between the Registrant and Fortis Advisers, Inc. (Incorporated by reference to Post-Effective Amendment Number 11 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission in October 1992)

          b) Form of Investment Advisory and Management Agreement by and between the Registrant and Fortis Advisers, Inc. (Pertaining to High Yield Series , Growth & income Series, and Aggressive Growth Series) (Incorporated by reference to Post-Effective Amendment Number 13 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission in February
               1994)

          c) Form of Investment Advisory and Management Agreement by and between the Registrant and Fortis Advisers, Inc. (Pertaining to International Stock Series, Global Bond Series, and Global Asset Allocation Series) (Incorporated by reference to Post-Effective Amendment Number 14 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 13, 1994)

          d) Form of Investment Sub-Advisory and Management Agreement by and between Fortis Advisers, Inc. and Lazard Freres Asset Management

               (Incorporated by reference to Post-Effective Amendment Number 14 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 13, 1994)

          e) Form of Investment Sub-Advisory and Management Agreement by and between Fortis Advisers, Inc. And Warburg Investment Management International Ltd. (Incorporated by reference to Post-Effective Amendment Number 14 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 13, 1994)

          f) Form of Investment Sub-Advisory and Management Agreement by and between Fortis Advisers, Inc. and Morgan Stanley Asset Management Limited (Incorporated by reference to Post-Effective Amendment Number 14 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 13,
               1994)

          g) Form of Investment Advisory and Management Agreement by and between the Registrant and Fortis Advisers, Inc. (Pertaining to Value Series, S&P 500 Index Series, and Blue Chip Stock Series) (Incorporated by reference to Post-Effective Amendment Number 18 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 16, 1996)

          h) Investment Sub-Advisory Agreement between Fortis Advisers, Inc. and The Dreyfus Corporation (Incorporated by reference to Post-Effective Amendment Number 19 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 1996)

          i) Investment Sub-Advisory Agreement between Fortis Advisers, Inc. And T. Rowe Price Associates, Inc. (Incorporated by reference to Post-Effective Amendment Number 19 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 1996)

(6) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          a) Form of Underwriting and Distribution Agreement by and between the Registrant and Fortis Investors, Inc. (Incorporated by reference to Post-Effective Amendment Number 18 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 16, 1996)

          b) Dealer Sales Agreement (Incorporated by reference to Post-Effective Amendment Number 11 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission in February 1994)

(7) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; if any such plan is not set forth in a formal document, furnish a reasonably detailed description thereof;

          Inapplicable

(8) Copies of all custodian agreements, and depository contracts under Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

          a) Custody Agreement between Registrant and First Bank National Association (Incorporated by reference to Post-Effective Amendment Number 19 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 1996)

          b) Custody Agreement between Registrant and First Bank National Association (pertaining to Global Growth Series, International Stock Series, Global Bond Series, Global Asset Allocation Series, and Blue Chip Stock Series) (Incorporated by reference to Post-Effective Amendment Number 19 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 1996)

(9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

          Inapplicable

(10) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable;

          a) Opinion and consent of counsel (Incorporated by reference to Post-Effective Amendment Number 11 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission in October 1992)

          b) Opinion and consent of counsel (Incorporated by reference to Post-Effective Amendment Number 13 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission in February 1994)

          c) Opinion and consent of counsel (pertaining to Series J Common Shares (International Stock Series), Series K Common Shares (Global Bond Series), and Series L Common Shares (Global Asset Allocation Series)) (Incorporated by reference to Post-Effective Amendment Number 14 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission in October 1994)

          d) Opinion and consent of Dorsey & Whitney LLP (pertaining to Series M Common Shares (Value Series), Series N Common Shares (S&P 500 Index Series), and Series O Common Shares (Blue Chip Stock Series)) (Incorporated by reference to Post-Effective Amendment Number 19 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30,
               1996)

(11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

          Consent of KPMG Peat Marwick LLP

(12) All financial statements omitted from Item 23;

          Inapplicable

(13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

          Inapplicable

(14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

          Inapplicable

(15) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan;

          Inapplicable

(16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (which need not be audited);

          Performance Quotation Computation Schedule (Incorporated by reference to Post-Effective Amendment Number 7 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission in March 1990)

(18) Copies of any plan entered into by the Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to the implementation of a plan, any amendment to a plan or agreement, and a directors describing any action taken to revoke a plan.

          Inapplicable

ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

          Inapplicable

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES:

State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant:

     The following table sets forth the number of holders of shares of Fortis Series Fund, Inc. as of January 31, 1996.

                    (1)                               (2)
                                                  Number of
               Title of Class                   Record Holders
               --------------                   --------------
          Common stock, par value
          $01. per share, Series A
          (Growth Stock Portfolio)                     1

          Common stock, par value
          $01. per share, Series B
          (U. S. Government Securities
          Series)                                      1

          Common stock, par value
          $01. per share, Series C
          (Money Market Series)                        1

          Common stock, par value
          $01. per share, Series D
          (Managed Series)                             1

          Common stock, par value
          $01. per share, Series E
          (Income Series)                              1

          Common stock, par value
          $01. per share, Series F
          (Global Growth Series)                       1

          Common stock, par value
          $01. per share, Series G
          (High Yield Series)                          1

          Common stock, par value
          $01. per share, Series H
          (Growth & Income Series)                     1

          Common stock, par value
          $01. per share, Series I
          (Aggressive Growth Series)                   1

          Common stock, par value
          $01. per share, Series J
          (International Stock Series)                 1

          Common stock, par value
          $01. per share, Series K
          (Global Bond Series)                         1

          Common stock, par value
          $01. per share, Series L
          (Global Asset Allocation Series)             1

          Common stock, par value
          $01. per share, Series M
          (Value Series)                               1

          Common stock, par value
          $01. per share, Series N
          (S&P 500 Index Series)                       1

          Common stock, par value
          $01. per share, Series O
          (Blue Chip Stock Series)                     1

ITEM 27.    INDEMNIFICATION:

State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Incorporated by reference to Post-Effective Amendment Number 5 to Registrant's Registration Statement, filed with the Securities and Exchange Commission in February, 1988.

ITEM 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Describe any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer, or partner, of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

     In addition to those listed in the Statement of Additional Information:

                                                  Other business, professions,
                                                  vocations, or employments
                             Current position     of a substantial nature
     Name                     with Advisers       during the past two years

Michael D. O'Connor      Qualified Plan Officer   Qualified Plan Officer of
                                                  Fortis Benefits Insurance
                                                  Company and Qualified Plan
                                                  Officer for investors.

David L. Greenzang       Money Market             Debt Securities Manager
                         Portfolio Officer        with Fortis, Inc.

ITEM 29.    PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor, or investment adviser.

          Fortis Advantage Portfolios, Inc.
          Fortis Equity Portfolios, Inc.
          Fortis Fiduciary Fund, Inc.
          Fortis Growth Fund, Inc.
          Fortis Income Portfolios, Inc.
          Fortis Money Portfolios, Inc.
          Fortis Securities, Inc.
          Fortis Tax-Free Portfolios, Inc.
          Fortis Worldwide Portfolios, Inc.
          Variable Accounts C of Fortis Benefits Insurance Company Variable Accounts D of Fortis Benefits Insurance Company

(b) Furnish the information required by the following table with respect to each director, officer, or partner of each principal underwriter named in the answer to Item 21:

     In addition to those listed in the Statement of Additional Information:

Name and Principal       Positions and Offices             Positions and Offices
Business Address           with Underwriter                   with Registrant

Carol M. Houghtby*       2nd Vice President and            Accounting Officer
                         Treasurer

----------------------------
* The business address of these persons is 500 Bielenberg Drive, Woodbury, Minnesota 55125.

(c) Furnish the information required by the following table with respect to all commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

          Inapplicable

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS:

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

     Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, Minnesota 55125

ITEM 31.    MANAGEMENT SERVICE:

Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

          Inapplicable

ITEM 32.    UNDERTAKINGS:

Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

(a) An undertaking to file an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act:

          Inapplicable

(b) An undertaking to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

          Inapplicable

(c) If the information called for by Item 5a is contained in the latest annual report to shareholders, an undertaking to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                 [Letterhead of KPMG]





                            INDEPENDENT AUDITOR'S CONSENT



The Board of Directors
Fortis Series Fund, Inc.:



We consent to the use of our reports incorporated by reference herein and to the reference to our Firm under the heading "Custodian; Counsel; Accounts" in the Statement of Additional Information.



                                                      /s/ KPMG Peat Marwick LLP
                                                      KPMG Peat Marwick LLP


Minneapolis, Minnesota
December 3, 1996

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Woodbury, and State of Minnesota, on the 27th day of November, 1996.

                                       FORTIS SERIES FUND, INC.


                                       By /s/ Dean C. Kopperud
                                         -------------------------------------
                                                 Dean C. Kopperud, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              SIGNATURE                TITLE                    DATE

 /s/ Dean C. Kopperud             President (principal     November 27, 1996
------------------------------    executive officer) and
    Dean C. Kopperud              Director


 /s/ Tamara L. Fagely             Treasurer (principal     November 27,  1996
------------------------------    financial and accounting
    Tamara L. Fagely              officer)


                           *                    Director
------------------------------------------------
         Richard W. Cutting


                           *                    Director
------------------------------------------------
         Allen R. Freedman


                           *                    Director
------------------------------------------------
         Dr. Robert M. Gavin


                           *                    Director
------------------------------------------------
         Benjamin S. Jaffray

                           *                    Director
------------------------------------------------
         Jean L. King

                           *                    Director
------------------------------------------------
         Edward M. Mahoney

                           *                    Director
------------------------------------------------
         Robb L. Prince


                           *                    Director
------------------------------------------------
         Leonard J. Santow



                           *                    Director
------------------------------------------------
         Joseph M. Wikler


* By/s/ Dean C. Kopperud
    -----------------------------
         Dean C. Kopperud
         Attorney-in-Fact

Dated: November 27, 1996

*Registrant's directors executing Power of Attorney dated March 21, 1996.